Trade and Other Payables (Details) - Schedule of trade and other payables - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Trade payables
Amounts due to related parties	R 13,081	R 8,963
Trade payables	137,400	90,387
Accrued expenses	121,784	115,198
Trade payables total	272,265	214,548
Other payables
Sundry creditors	22,918	14,754
Other taxes	44,566	30,896
Dividend payable to NCI	34,298	21,668
Other payables total	R 374,047	R 281,866